Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation And Qualifying Accounts

UNISYS CORPORATION

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

(Millions)

Description	Balance at Beginning of Period	Additions Charged to Costs and Expenses	Deductions (1)	Balance at End of Period
Allowance for doubtful accounts (deducted from accounts and notes receivable):
Year Ended December 31, 2010	$45.6	$(.9)	$(7.7)	$37.0
Year Ended December 31, 2011	$37.0	$(.6)	$(1.1)	$35.3
Year Ended December 31, 2012	$35.3	$(2.7)	$(3.8)	$28.8

(1)	Includes write-off of bad debts less recoveries and foreign currency translation adjustments.